Income Taxes - Reconciliation of Tax Expense Computed at Statutory Federal Rate and Company's Tax Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Computed expected tax expense			$ (94,737)	$ (81,107)	$ (41,113)
State income taxes, net of federal tax effect			259	395	(2,171)
Foreign income taxes			202	1,645	136
Permanent differences			1,980	2,261	1,215
Change in valuation allowance			92,647	77,320	45,525
Provision for income taxes	$ 1,120	$ 130	$ 351	$ 514	$ 3,592